PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
PLANT AND EQUIPMENT [Text Block]
4.	PLANT AND EQUIPMENT

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided commencing in the month following acquisition using the following annual rate and method:

Computer equipment	30%	declining balance method
Furniture and Fixtures	30%	declining balance method
Leasehold Improvements Moulds	20%	straight line over period of lease straight line over 5 years

	February 28, 2013		November 30, 2012
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
	$	$	$	$

Computer equipment	37,573	29,241	37,573	28,565
Furniture and fixtures	18,027	12,713	18,027	12,282
Leasehold Improvements	8,252	8,252	8,252	8,252
Moulds	142,140	18,952	142,140	11,845
	205,992	69,158	205,992	60,944

Net carrying amount		$136,834		$145,048

Amortization expense		$8,214 (3 months)		20,585 (12 months)

9.	PLANT AND EQUIPMENT

Plant and equipment are recorded at cost less accumulated depreciation.

		Nov 30, 2012		Nov 30, 2011
			Accumulated		Accumulated
		Cost	Amortization	Cost	Amortization
		$	$	$	$
Computer equipment		37,573	28,565	35,211	24,873
Furniture and fixtures		18,027	12,282	15,310	10,985
Leasehold Improvements		8,252	8,252	8,252	4,501
Moulds		142,140
			11,845
		205,992	60,944	58,773	40,359

Net carrying amount	$		145,048		$18,414
Amortization expense	$		20,585		$10,786